Business Segments (Segment Financial Information) (Details) - THE DAYTON POWER AND LIGHT COMPANY [Member] - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Fuel Costs	$ 0.6	$ 0.1	$ 2.0	$ 1.7	$ 2.4	$ 0.5	$ 5.3
Depreciation and amortization	17.4	19.1	52.9	56.5	74.5	75.3	71.0
Interest expense	6.1	5.8	19.9	20.5	27.3	30.5	24.7
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	37.7	37.5	108.8	73.9	104.4	88.5	143.6
Net loss from continuing operations					86.7	57.4	97.6
Discontinued operations, net of tax					0.0	(40.4)	(870.3)
Net income (loss)	44.9	$ 31.2	103.7	$ 61.9	86.7	17.0	(772.7)
Total assets (end of year)	$ 1,779.4		$ 1,779.4		1,819.6	1,695.9
Fixed-asset impairment (Note 14)					$ 0.0	66.3	1,353.5
Generation [Member]
Segment Reporting Information [Line Items]
Discontinued operations, net of tax						$ (40.4)	$ (870.3)